BALANCES AND TRANSACTIONS WITH RELATED PARTIES - Balances with related parties (Details) - ARS ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024
CURRENT ASSETS
Trade receivables	$ 93	$ 56
CURRENT LIABILITIES
Trade payables	2,048	833
Other liabilities
Other liabilities		3,672
OPH
CURRENT ASSETS
Trade receivables	93	56
CURRENT LIABILITIES
Trade payables	1,675	581
Other liabilities
Other liabilities		3,672
Other liabilities
Other liabilities		3,361
La Capital Cable
CURRENT LIABILITIES
Trade payables	373	252
Related party
CURRENT ASSETS
Other receivables	3	773
Trade receivables	2,436	2,287
CURRENT LIABILITIES
Trade payables	13,075	14,812
Other Related parties
CURRENT ASSETS
Other receivables	3	773
Trade receivables	2,436	2,287
CURRENT LIABILITIES
Trade payables	$ 13,075	$ 14,812